Schedule of Finance Receivables (Detail) (USD $) In Millions, unless otherwise specified	Oct. 31, 2012		Oct. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount, Covered	$ 2,176		$ 2,947
Less: Allowance for doubtful accounts	27		34
Total finance receivables, net	2,149		2,913
Less: Current portion, net	1,663	[1]	2,198	[1]
Noncurrent portion, net	486		715
Retail Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount, Covered	1,048		1,613
Wholesale Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Gross, Carrying Amount, Covered	$ 1,128		$ 1,334

[1]	The current portion of finance receivables is computed based on contractual maturities. Actual cash collections typically vary from the contractual cash flows because of prepayments, extensions, delinquencies, credit losses, and renewals.